SEGMENTED INFORMATION - Geographic (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue And Other Non Current Assets By Geographic
Revenues from Mining Operations	$ 2,191,221	$ 2,242,604
Total non-current assets	6,780,391	6,404,067
Canada
Revenue And Other Non Current Assets By Geographic
Revenues from Mining Operations	1,501,891	1,542,191
Total non-current assets	4,893,840	4,452,478
Mexico
Revenue And Other Non Current Assets By Geographic
Revenues from Mining Operations	452,046	451,652
Total non-current assets	863,672	1,026,740
Finland
Revenue And Other Non Current Assets By Geographic
Revenues from Mining Operations	237,284	248,761
Total non-current assets	1,007,370	900,831
Sweden
Revenue And Other Non Current Assets By Geographic
Total non-current assets	13,812	13,812
United States
Revenue And Other Non Current Assets By Geographic
Total non-current assets	$ 1,697	$ 10,206